Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Value Plus Income Fund	Oct. 28, 2020
Class A
Operating Expenses:
Management Fees	0.60%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.38%	[1]
Fee Waiver	0.39%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.99%	[1]
Class C
Operating Expenses:
Management Fees	0.60%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	2.25%	[1]
Fee Waiver	0.51%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.74%	[1]
Class S
Operating Expenses:
Management Fees	0.60%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.83%
Total Annual Fund Operating Expenses	1.68%	[1]
Fee Waiver	0.50%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.18%	[1]
Class I
Operating Expenses:
Management Fees	0.60%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.25%	[1]
Fee Waiver	0.46%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.79%	[1]
Class N
Operating Expenses:
Management Fees	0.60%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.16%	[1]
Fee Waiver	0.48%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.68%	[1]
Class T
Operating Expenses:
Management Fees	0.60%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.75%
Total Annual Fund Operating Expenses	1.35%	[1]
Fee Waiver	0.42%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund's total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.68% for at least a one-year period commencing on October 28, 2020. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.